UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
APRIL 30, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value
CONSUMER DISCRETIONARY — 10.0%
Charter Communications, Cl A *	8,000	$1,697,920
Comcast, Cl A	30,900	1,877,484
Time Warner Cable	7,000	1,484,770

		5,060,174

ELECTRIC UTILITIES — 16.3%
Eversource Energy	34,840	1,966,370
NextEra Energy	18,000	2,116,440
NextEra Energy LP (A)	26,000	751,140
Portland General Electric	35,000	1,390,200
Westar Energy, Cl A	39,000	2,012,790

		8,236,940

ENERGY — 23.3%
California Resources	61,000	134,200
Chevron	12,000	1,226,160
Columbia Pipeline Group	49,700	1,273,314
EQT	22,000	1,542,200
Marathon Petroleum	34,000	1,328,720
Occidental Petroleum	23,000	1,762,950
Pioneer Natural Resources	12,000	1,993,200
Royal Dutch Shell ADR, Cl A	29,000	1,533,810
Schlumberger	12,172	977,899

		11,772,453

FINANCIALS — 6.2%
American Tower, Cl A REIT	18,200	1,908,816
Crown Castle International REIT	14,000	1,216,320

		3,125,136

GAS — 5.8%
Atmos Energy	20,000	1,451,000
Southwest Gas	23,000	1,492,930

		2,943,930

INDUSTRIALS — 3.0%
Union Pacific	17,500	1,526,525

INFORMATION TECHNOLOGY — 1.8%
First Solar *	16,000	893,440

MULTI-UTILITIES — 17.3%
CMS Energy	46,000	1,871,280
DTE Energy	22,650	2,019,474
National Grid PLC ADR	26,000	1,872,260
NiSource	62,700	1,423,917

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-UTILITIES — continued
Sempra Energy	15,000	$1,550,250

		8,737,181

TELECOMMUNICATION SERVICES — 5.9%
BT Group ADR	30,000	984,000
T-Mobile US *	25,000	982,000
Zayo Group Holdings *	39,000	1,012,440

		2,978,440

WATER UTILITIES — 6.5%
American Water Works	26,300	1,913,588
Aqua America	43,000	1,361,380

		3,274,968

TOTAL COMMON STOCK (Cost $38,422,903)		48,549,187

SHORT-TERM INVESTMENT (B) — 1.4%
SEI Daily Income Trust Treasury II Fund, Cl B, 0.060% (Cost $680,583)	680,583	680,583

TOTAL INVESTMENTS — 97.5% (Cost $39,103,486)†		$49,229,770

Percentages are based on Net Assets of $50,512,127.

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $39,103,486, and the unrealized appreciation and depreciation were $10,226,242 and $(99,958), respectively.
*	Non-income producing security
(A)	Security considered Master Limited Partnership. At April 30, 2016, this security amounted to $751,140 or 1.5% of net assets
(B)	The rate reported is the 7-day effective yield as of April 30, 2016.

ADR	—	American Depositary Receipt
Cl	—	Class
LP	—	Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-2400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 27, 2016